Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Cash outflows for leases	$ 88
Lease Future Cash Outflow which has not yet commenced	190
Operating lease payments		$ 90
Sublease Income		$ 15
Expenses related to short-term leases	$ 27
Operating lease income	$ 10